Multi-Hedge Strategies Fund Expense Example - Class A Class C and Institutional [Member] - Multi-Hedge Strategies Fund	Dec. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 377
Expense Example, with Redemption, 3 Years	856
Expense Example, with Redemption, 5 Years	1,462
Expense Example, with Redemption, 10 Years	3,097
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	667
Expense Example, with Redemption, 3 Years	1,076
Expense Example, with Redemption, 5 Years	1,509
Expense Example, with Redemption, 10 Years	2,709
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	177
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	957
Expense Example, with Redemption, 10 Years	$ 2,081